Depreciation, amortization expenses - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of income statement [line items]
Amortization of intangible assets	¥ 109,913	$ 15,473	¥ 64,939	¥ 38,957
Depreciation of investment property	355	50	348	355
Depreciation of property, plant and equipment	508,726	71,615	516,276	492,826
Depreciation of right-of-use assets	46,071	6,486	43,129	41,458
Depreciation and amortization expenses	¥ 665,065	$ 93,624	¥ 624,692	¥ 573,596